Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Basis of presentation [line items]
Increase in shareholders' equity before tax	$ 70
Increase in shareholders' equity after tax	$ 44
Non-Interest revenue		$ 12,724	$ 12,253	$ 11,215
Non-interest expense		13,613	13,330	13,041
Net Income		5,450	5,350	$ 4,631
Increase (decrease) due to application of IFRS 15 [member]
Basis of presentation [line items]
Non-Interest revenue		(132)	(153)
Non-interest expense		(136)	(138)
Net Income		$ 3	$ (11)
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate		20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate		50.00%
Useful lives of intangible assets other than goodwill		15 years